INVESTMENTS IN ASSOCIATED ENTITIES - Disclosure of summarized statement of financial position for investment in associated entity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Current assets	$ 38,821	$ 44,495	$ 58,219
Non-current assets	130,009	122,148	22,578
Current liabilities	(7,259)	(55,765)	(4,068)
Non-current liabilities	(38,370)	0	0
Total liabilities	(45,629)	(55,765)	(4,068)
Carrying amount of investment in associated entity	58,189	34,781	0
SLM California [Member]
Disclosure of associates [line items]
Current assets	9,187	4,968
Non-current assets	0	0
Total liabilities	(5,298)	(5,353)
Net assets (liabilities)	$ (3,889)	$ (385)
The Company's ownership %	37.70%	21.50%
Acquisition fair value and other adjustments	$ 56,722	$ 34,864
Carrying amount of investment in associated entity	$ 58,189	34,781	$ 0
Rawhide [Member]
Disclosure of associates [line items]
Current assets		25,251
Non-current assets		26,425
Current liabilities		(16,695)
Non-current liabilities		(33,206)
Net assets (liabilities)		$ 1,775
The Company's ownership %	38.07%	38.07%
Acquisition fair value and other adjustments		$ (676)
Carrying amount of investment in associated entity	$ 0	$ 0